Segment Reporting	9 Months Ended
Sep. 30, 2020
Segment Reporting [Abstract]
Segment Reporting	Segment Reporting
The Partnership has the following reportable segments, the liquefied natural gas segment, the liquefied petroleum gas segment and the conventional tanker segment. The Partnership sold its two remaining conventional tankers, the Toledo Spirit and the Alexander Spirit, in January and October 2019, respectively.

The following tables include results for the Partnership’s segments for the periods presented in these unaudited consolidated financial statements.

	Three Months Ended September 30,
	2020
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	138,953	9,982	—	148,935
Voyage expenses	(427)	(3,523)	—	(3,950)
Vessel operating expenses	(25,871)	(4,771)	—	(30,642)
Time-charter hire expenses	(5,980)	—	—	(5,980)
Depreciation and amortization	(30,658)	(1,943)	—	(32,601)
General and administrative expenses(i)	(5,704)	(461)	—	(6,165)
Income (loss) from vessel operations	70,313	(716)	—	69,597
Equity income	22,674	1,672	—	24,346

	Three Months Ended September 30,
	2019
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	137,212	10,846	1,597	149,655
Voyage recoveries (expenses)	286	(4,778)	(469)	(4,961)
Vessel operating expenses	(21,890)	(4,804)	(627)	(27,321)
Time-charter hire expenses	(5,336)	—	—	(5,336)
Depreciation and amortization	(32,249)	(1,991)	(8)	(34,248)
General and administrative expenses(i)	(4,787)	(397)	(209)	(5,393)
Write-down of vessels	—	—	(785)	(785)
Income (loss) from vessel operations	73,236	(1,124)	(501)	71,611
Equity income	20,262	1,034	—	21,296

	Nine Months Ended September 30,
	2020
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	409,345	27,682	—	437,027
Voyage expenses	(2,262)	(9,334)	—	(11,596)
Vessel operating expenses	(72,562)	(12,591)	—	(85,153)
Time-charter hire expenses	(17,270)	—	—	(17,270)
Depreciation and amortization	(91,816)	(5,053)	—	(96,869)
General and administrative expenses(i)	(18,708)	(1,507)	—	(20,215)
Write-down of vessels	—	(45,000)	—	(45,000)
Income (loss) from vessel operations	206,727	(45,803)	—	160,924
Equity income	50,651	6,223	—	56,874

	Nine Months Ended September 30,
	2019
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	416,867	28,864	6,728	452,459
Voyage expenses	(4,436)	(11,990)	(333)	(16,759)
Vessel operating expenses	(65,591)	(12,786)	(2,502)	(80,879)
Time-charter hire expenses	(14,007)	—	—	(14,007)
Depreciation and amortization	(97,074)	(5,942)	(696)	(103,712)
General and administrative expenses(i)	(15,801)	(1,305)	(586)	(17,692)
Write-down of vessels	—	—	(785)	(785)
Restructuring charges	—	—	(2,976)	(2,976)
Income (loss) from vessel operations	219,958	(3,159)	(1,150)	215,649
Equity income (loss)	31,132	(2,520)	—	28,612

(i)Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).
A reconciliation of total segment assets to total assets presented in the consolidated balance sheets is as follows:

	September 30, 2020	December 31, 2019
	$	$
Total assets of the liquefied natural gas segment	4,432,664	4,924,627
Total assets of the liquefied petroleum gas segment	276,831	319,695
Unallocated:
Cash and cash equivalents	201,036	160,221
Advances to affiliates	1,953	5,143
Consolidated total assets	4,912,484	5,409,686